UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

VistaShares Target 15 ACKtivist Distribution ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026

VistaShares Target 15 ACKtivist Distribution ETF

Ticker: ACKY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Target 15 ACKtivist Distribution ETF (the "Fund") for the period September 8, 2025 (the Fund’s “Inception”) to January 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 ACKtivist Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 ACKtivist Distribution ETF	$40	0.97%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$54,292
Number of Holdings	42
Total Advisory Fee	$136,592
Portfolio Turnover Rate	406%

Sector Type - Investments

(% of Total Net Assets)

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Brookfield Corp. - Class A	18.7
Uber Technologies, Inc.	18.4
Amazon.com, Inc., Purchased Call Option, Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $140.00	3.7
Alphabet, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $210.00	3.4
Alphabet, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $245.00	3.3
Howard Hughes Holdings, Inc., Purchased Call Option, Expiration: 2/20/2026; Exercise Price: $55.00	3.2
Restaurant Brands International, Inc., Purchased Call Option, Expiration: 2/20/2026; Exercise Price: $45.00	3.0
Hilton Worldwide Holdings, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $180.00	2.2
Chipotle Mexican Grill, Inc., Purchased Call Option, Expiration: 2/6/2026; Exercise Price: $27.00	1.9
Seaport Entertainment Group, Inc.	0.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

VistaShares Target 15 DRUKMacro Distribution ETF Tailored Shareholder Report

Semi-annual shareholder report January 31, 2026

VistaShares Target 15 DRUKMacro Distribution ETF

Ticker: DRKY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Target 15 DRUKMacro Distribution ETF (the "Fund") for the period October 7, 2025 (the Fund’s “Inception”) to January 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 DRUKMacro Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 DRUKMacro Distribution ETF	$32	0.96%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$20,397
Number of Holdings	70
Total Advisory Fee	$15,956
Portfolio Turnover Rate	171%

Sector Breakdown

(% of Total Net Assets)

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Natera, Inc.	18.4
Teva Pharmaceutical Industries Ltd., ADR	15.1
Insmed, Inc.	13.8
Stubhub Holdings, Inc. - Class A	9.3
Amazon.com, Inc.	3.5
DocuSign, Inc.	3.5
Roku, Inc. - Class A	3.2
Restaurant Brands International, Inc.	2.8
Westinghouse Air Brake Technologies Corp.	2.3
Meta Platforms, Inc. - Class A	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026 (Unaudited)

Tidal Trust III

VistaShares Target 15 ACKtivist Distribution ETF       | ACKY | NYSE Arca, Inc.

VistaShares Target 15 DRUKMacro Distribution ETF | DRKY | NYSE Arca, Inc.

VistaShares ETFs

VistaShares Target 15 ACKtivist Distribution ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 39.2%	Shares	Value
Consumer Discretionary Services - 0.3%
Chipotle Mexican Grill, Inc. - Class A(a)	818	$31,796
Hilton Worldwide Holdings, Inc.	191	57,015
Restaurant Brands International, Inc.	770	51,582
		140,393

Financial Services - 18.7%
Brookfield Corp. - Class A	222,989	10,157,149

Media - 18.6%
Alphabet, Inc. - Class A	184	62,192
Alphabet, Inc. - Class C	192	64,998
Uber Technologies, Inc.(a)	124,911	9,999,125
		10,126,315

Real Estate - 0.8%
Howard Hughes Holdings, Inc.(a)	692	56,509
Seaport Entertainment Group, Inc.(a)	20,170	381,011
		437,520

Retail & Wholesale - Discretionary - 0.8%
Amazon.com, Inc.(a)	227	54,321
Hertz Global Holdings, Inc.(a)	75,947	372,141
		426,462

TOTAL COMMON STOCKS (Cost $22,915,829)		21,287,839

PURCHASED OPTIONS - 21.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 21.1%
Alphabet, Inc., Expiration: 2/6/2026; Exercise Price: $245.00	$6,364,364	188	1,765,790
Alphabet, Inc., Expiration: 2/6/2026; Exercise Price: $210.00	4,833,400	143	1,832,903
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $380.00	6,398,217	189	37,989
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $380.00	4,867,200	144	29,664
Amazon.com, Inc., Expiration: 2/6/2026; Exercise Price: $140.00	4,857,790	203	2,012,745
Amazon.com, Inc., Expiration: 2/20/2026; Exercise Price: $270.00	4,905,650	205	38,130
Brookfield Corp., Expiration: 2/20/2026; Exercise Price: $55.00	8,212,665	1,803	9,015
Chipotle Mexican Grill, Inc., Expiration: 2/6/2026; Exercise Price: $27.00	3,362,255	865	1,035,837
Chipotle Mexican Grill, Inc., Expiration: 2/20/2026; Exercise Price: $47.50	586,937	151	2,642
Chipotle Mexican Grill, Inc., Expiration: 2/20/2026; Exercise Price: $45.00	2,806,414	722	25,992
Hilton Worldwide Holdings, Inc., Expiration: 2/6/2026; Exercise Price: $180.00	2,955,249	99	1,174,635
Hilton Worldwide Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $330.00	2,985,100	100	14,000

The accompanying notes are an integral part of these financial statements.

Howard Hughes Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $90.00	5,291,568	648	25,920
Howard Hughes Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $55.00	5,242,572	642	1,726,980
Restaurant Brands International, Inc., Expiration: 2/20/2026; Exercise Price: $72.50	4,984,056	744	22,320
Restaurant Brands International, Inc., Expiration: 2/20/2026; Exercise Price: $45.00	4,937,163	737	1,632,455
Uber Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $95.00	9,998,245	1,249	35,597
			11,422,614

Put Options - 0.0%(e)
Brookfield Corp., Expiration: 2/20/2026; Exercise Price: $40.00	1,940,430	426	10,650

TOTAL PURCHASED OPTIONS (Cost $11,798,097)			11,433,264

SHORT-TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.61%(f)(g)		18,690,921	18,690,921

TOTAL SHORT-TERM INVESTMENTS (Cost $18,690,921)			18,690,921

TOTAL INVESTMENTS - 94.7% (Cost $53,404,847)			$51,412,024
Other Assets in Excess of Liabilities - 5.3%			2,880,060
TOTAL NET ASSETS - 100.0%			$54,292,084

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 ACKtivist Distribution ETF

Schedule of Written Options Contracts

January 31, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.3)%(a)(b)	Amount	Contracts	Value
Call Options - (1.2)%
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $360.00	$(4,867,200)	(144)	$(79,560)
Alphabet, Inc., Expiration: 2/20/2026; Exercise Price: $360.00	(6,398,217)	(189)	(100,643)
Amazon.com, Inc., Expiration: 2/20/2026; Exercise Price: $255.00	(4,905,650)	(205)	(102,500)
Brookfield Corp., Expiration: 2/20/2026; Exercise Price: $50.00	(8,212,665)	(1,803)	(36,060)
Chipotle Mexican Grill, Inc., Expiration: 2/20/2026; Exercise Price: $42.50	(3,393,351)	(873)	(71,149)
Hertz Global Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $9.00	(365,050)	(745)	(2,980)
Hertz Global Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $7.00	(6,860)	(14)	(77)
Hilton Worldwide Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $310.00	(2,985,100)	(100)	(36,000)
Howard Hughes Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $85.00	(5,291,568)	(648)	(81,000)
Restaurant Brands International, Inc., Expiration: 2/20/2026; Exercise Price: $70.00	(4,984,056)	(744)	(46,500)
Uber Technologies, Inc., Expiration: 2/20/2026; Exercise Price: $90.00	(9,998,245)	(1,249)	(102,418)
			(658,887)

Put Options - (0.1)%
Brookfield Corp., Expiration: 2/20/2026; Exercise Price: $45.00	(1,940,430)	(426)	(46,860)

TOTAL WRITTEN OPTIONS (Premiums received $1,292,290)			$(705,747)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 DRUKMacro Distribution ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 78.0%	Shares	Value
Banking - 3.8%
Bank of America Corp.	6,710	$356,972
Citigroup, Inc.	3,553	411,118
		768,090

Consumer Discretionary Services - 2.3%
Restaurant Brands International, Inc.	7,049	472,213

Health Care - 44.3%(a)
Insmed, Inc.(b)	12,098	1,897,813
Natera, Inc.(b)	16,201	3,744,699
Newamsterdam Pharma Co. NV(b)	9,966	310,142
Teva Pharmaceutical Industries Ltd., ADR(b)	90,235	3,075,209
		9,027,863

Industrial Products - 3.6%
Westinghouse Air Brake Technologies Corp.	1,986	457,058
Woodward, Inc.	866	275,250
		732,308

Materials - 1.9%
Carpenter Technology Corp.	1,230	390,931

Media - 8.4%
Meta Platforms, Inc. - Class A	609	436,348
Roku, Inc. - Class A(b)	6,010	572,152
Stubhub Holdings, Inc. - Class A(b)	50,632	714,924
		1,723,424

Retail & Wholesale - Discretionary - 6.0%
Amazon.com, Inc.(b)	2,944	704,499
Coupang, Inc. - Class A(b)	10,772	217,164
MercadoLibre, Inc.(b)	141	302,838
		1,224,501

Software & Tech Services - 5.9%
DocuSign, Inc.(b)	12,465	654,911
Figure Technology Solutions Inc - Class A(b)	3,413	194,131
Twilio, Inc. - Class A(b)	2,871	345,841
		1,194,883

Tech Hardware & Semiconductors - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,138	376,177

TOTAL COMMON STOCKS (Cost $15,817,392)		$15,910,390

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 7.8%(b)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 7.6%
Amazon.com, Inc., Expiration: 2/20/2026; Exercise Price: $275.00	$693,970	29	$3,959
Bank of America Corp., Expiration: 2/20/2026; Exercise Price: $55.00	356,440	67	3,116
Carpenter Technology Corp., Expiration: 2/20/2026; Exercise Price: $380.00	381,396	12	1,620
Citigroup, Inc., Expiration: 2/20/2026; Exercise Price: $125.00	404,985	35	1,610
Coupang, Inc., Expiration: 2/6/2026; Exercise Price: $13.00	810,432	402	304,515
DocuSign, Inc., Expiration: 2/20/2026; Exercise Price: $61.00	651,496	124	4,340
Figure Technology Solutions, Inc., Expiration: 2/20/2026; Exercise Price: $70.00	910,080	160	20,400
Figure Technology Solutions, Inc., Expiration: 2/20/2026; Exercise Price: $30.00	716,688	126	332,640
Insmed, Inc., Expiration: 2/20/2026; Exercise Price: $190.00	1,882,440	120	16,800
MercadoLibre, Inc., Expiration: 2/6/2026; Exercise Price: $1,800.00	644,337	3	104,940
MercadoLibre, Inc., Expiration: 2/20/2026; Exercise Price: $2,350.00	859,116	4	6,960
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $690.00	429,900	6	22,485
Natera, Inc., Expiration: 2/20/2026; Exercise Price: $270.00	3,744,468	162	20,250
NewAmsterdam Pharma Co. NV, Expiration: 2/20/2026; Exercise Price: $40.00	308,088	99	5,197
Restaurant Brands International, Inc., Expiration: 2/20/2026; Exercise Price: $72.50	468,930	70	2,100
Roku, Inc., Expiration: 2/20/2026; Exercise Price: $120.00	571,200	60	7,590
StubHub Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $17.50	714,472	506	21,505
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 2/6/2026; Exercise Price: $250.00	1,388,352	42	341,355
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 2/20/2026; Exercise Price: $390.00	1,751,968	53	2,968
Teva Pharmaceutical Industries Ltd., Expiration: 2/20/2026; Exercise Price: $37.00	2,017,536	592	16,280
Teva Pharmaceutical Industries Ltd., Expiration: 2/20/2026; Exercise Price: $34.00	1,056,480	310	38,285
Twilio, Inc., Expiration: 2/20/2026; Exercise Price: $145.00	337,288	28	4,900
Westinghouse Air Brake Technologies Corp., Expiration: 2/20/2026; Exercise Price: $240.00	437,266	19	6,745
Woodward, Inc., Expiration: 2/20/2026; Exercise Price: $370.00	1,144,224	36	6,120
Woodward, Inc., Expiration: 2/20/2026; Exercise Price: $230.00	889,952	28	248,500
			1,545,180

Put Options - 0.2%
Coupang, Inc., Expiration: 2/20/2026; Exercise Price: $20.00	810,432	402	32,964
Coupang, Inc., Expiration: 2/20/2026; Exercise Price: $18.00	215,712	107	2,728
			35,692

TOTAL PURCHASED OPTIONS (Cost $1,898,766)			$1,580,872

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 13.8%
Money Market Funds - 13.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(f)	2,820,230	$2,820,230

TOTAL SHORT-TERM INVESTMENTS (Cost $2,820,230)		2,820,230

TOTAL INVESTMENTS - 99.6% (Cost $20,536,388)		$20,311,492
Other Assets in Excess of Liabilities - 0.4%		85,362
TOTAL NET ASSETS - 100.0%		$20,396,854

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 DRUKMacro Distribution ETF

Schedule of Written Options Contracts

January 31, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (2.3)%(a)(b)	Amount	Contracts	Value
Call Options - (2.0)%
Amazon.com, Inc., Expiration: 2/20/2026; Exercise Price: $260.00	$(693,970)	(29)	$(10,803)
Bank of America Corp., Expiration: 2/20/2026; Exercise Price: $52.50	(356,440)	(67)	(10,887)
Carpenter Technology Corp., Expiration: 2/20/2026; Exercise Price: $360.00	(381,396)	(12)	(2,910)
Citigroup, Inc., Expiration: 2/20/2026; Exercise Price: $120.00	(404,985)	(35)	(4,865)
DocuSign, Inc., Expiration: 2/20/2026; Exercise Price: $59.00	(651,496)	(124)	(5,456)
Figure Technology Solutions, Inc., Expiration: 2/20/2026; Exercise Price: $65.00	(910,080)	(160)	(34,800)
Insmed, Inc., Expiration: 2/20/2026; Exercise Price: $180.00	(1,882,440)	(120)	(14,700)
MercadoLibre, Inc., Expiration: 2/20/2026; Exercise Price: $2,250.00	(859,116)	(4)	(16,320)
Meta Platforms, Inc., Expiration: 2/20/2026; Exercise Price: $660.00	(429,900)	(6)	(37,155)
Natera, Inc., Expiration: 2/20/2026; Exercise Price: $250.00	(3,744,468)	(162)	(46,980)
NewAmsterdam Pharma Co. NV, Expiration: 2/20/2026; Exercise Price: $35.00	(308,088)	(99)	(12,375)
Restaurant Brands International, Inc., Expiration: 2/20/2026; Exercise Price: $70.00	(468,930)	(70)	(4,375)
Roku, Inc., Expiration: 2/20/2026; Exercise Price: $115.00	(571,200)	(60)	(9,390)
StubHub Holdings, Inc., Expiration: 2/20/2026; Exercise Price: $15.00	(714,472)	(506)	(45,540)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 2/20/2026; Exercise Price: $370.00	(1,751,968)	(53)	(7,526)
Teva Pharmaceutical Industries Ltd., Expiration: 2/20/2026; Exercise Price: $35.00	(2,017,536)	(592)	(44,400)
Teva Pharmaceutical Industries Ltd., Expiration: 2/20/2026; Exercise Price: $33.00	(1,056,480)	(310)	(57,195)
Twilio, Inc., Expiration: 2/20/2026; Exercise Price: $140.00	(337,288)	(28)	(6,958)
Westinghouse Air Brake Technologies Corp., Expiration: 2/20/2026; Exercise Price: $230.00	(437,266)	(19)	(14,820)
Woodward, Inc., Expiration: 2/20/2026; Exercise Price: $350.00	(1,144,224)	(36)	(13,770)
			(401,225)

Put Options - (0.3)%
Coupang, Inc., Expiration: 2/20/2026; Exercise Price: $21.00	(810,432)	(402)	(56,883)
Coupang, Inc., Expiration: 2/20/2026; Exercise Price: $19.00	(215,712)	(107)	(4,762)
			(61,645)

TOTAL WRITTEN OPTIONS (Premiums received $603,162)			$(462,870)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2026 (Unaudited)

	VistaShares Target 15 ACKtivist Distribution ETF	VistaShares Target 15 DRUKMacro Distribution ETF
ASSETS:
Investments, at value (cost $53,404,847 and $20,536,388) (Note 2)	$51,412,024	$20,311,492
Deposit at broker for option contracts	3,608,646	556,823
Interest receivable	9,449	900
Dividend tax reclaim receivable	7,335	106
Other assets	3	–
Dividends receivable	–	182
Total assets	55,037,457	20,869,503

LIABILITIES:
Written option contracts, premium received ($1,292,290 and $603,162)	705,747	462,870
Payable to adviser (Note 4)	39,626	9,775
Payable to custodian	–	4
Total liabilities	745,373	472,649
NET ASSETS	$54,292,084	$20,396,854

NET ASSETS CONSISTS OF:
Paid-in capital	$55,413,652	$20,670,644
Total distributable earnings/(accumulated losses)	(1,121,568)	(273,790)
Total Net Assets	$54,292,084	$20,396,854

Net assets	$54,292,084	$20,396,854
Shares issued and outstanding(a)	2,750,000	950,000
Net asset value per share	$19.74	$21.47

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended January 31, 2026 (Unaudited)

	VistaShares Target 15 ACKtivist Distribution ETF(a)	VistaShares Target 15 DRUKMacro Distribution ETF(b)
INVESTMENT INCOME:
Dividend income	$79,448	$3,223
Less: Dividend withholding taxes	(11,003)	(329)
Interest income	30,408	1,487
Total investment income	98,853	4,381

EXPENSES:
Investment advisory fee (Note 4)	136,592	15,956
Interest expense	2,484	208
Total expenses	139,076	16,164
NET INVESTMENT INCOME (LOSS)	(40,223)	(11,783)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,531,391	211,222
In-kind redemptions	59,188	78,364
Written option contracts	207,205	(160,116)
Net realized gain (loss)	2,797,784	129,470
Net change in unrealized appreciation (depreciation) on:
Investments	(1,992,823)	(224,896)
Written option contracts	586,543	140,292
Net change in unrealized appreciation (depreciation)	(1,406,280)	(84,604)
Net realized and unrealized gain (loss)	1,391,504	44,866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,351,281	$33,083

(a)	Inception date of the Fund was September 8, 2025.
(b)	Inception date of the Fund was October 7, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	VistaShares Target 15 ACKtivist Distribution ETF	VistaShares Target 15 DRUKMacro Distribution ETF
	Period Ended January 31, 2026(a) (Unaudited)	Period Ended January 31, 2026(b) (Unaudited)

OPERATIONS:
Net investment income (loss)	$(40,223)	$(11,783)
Net realized gain (loss)	2,797,784	129,470
Net change in unrealized appreciation (depreciation)	(1,406,280)	(84,604)
Net increase (decrease) in net assets resulting from operations	1,351,281	33,083

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,472,849)	(306,873)
Total distributions to shareholders	(2,472,849)	(306,873)

CAPITAL TRANSACTIONS:
Subscriptions	55,918,700	21,213,820
Redemptions	(510,783)	(545,953)
ETF transaction fees (Note 8)	5,735	2,777
Net increase (decrease) in net assets from capital transactions	55,413,652	20,670,644

NET INCREASE (DECREASE) IN NET ASSETS	54,292,084	20,396,854

NET ASSETS:
Beginning of the period	–	–
End of the period	$54,292,084	$20,396,854

SHARES TRANSACTIONS
Subscriptions	2,775,000	975,000
Redemptions	(25,000)	(25,000)
Total increase (decrease) in shares outstanding	2,750,000	950,000

(a)	Inception date of the Fund was September 8, 2025.
(b)	Inception date of the Fund was October 7, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Target 15 ACKtivist Distribution ETF
Period Ended January 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.02)
Net realized and unrealized gain (loss)(c)	1.01
Total from investment operations	0.99

LESS DISTRIBUTIONS FROM:
Net investment income	(1.25)
Total distributions	(1.25)

ETF transaction fees per share	0.00(d)
Net asset value, end of period	$19.74
TOTAL RETURN(e)	5.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54,292
Ratio of expenses to average net assets(f)	0.97%
Ratio of interest expense to average net assets(f)	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest,
and borrowing expense on written options(f)	0.95%
Ratio of net investment income to average net assets(f)	(0.28)%
Portfolio turnover rate(e)(g)	156%

(a)	Inception date of the Fund was September 8, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Target 15 DRUKMacro Distribution ETF
Period Ended January 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)(c)	2.59
Total from investment operations	2.54

LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)
Total distributions	(1.07)

ETF transaction fees per share	0.01
Net asset value, end of period	$21.47
TOTAL RETURN(d)	12.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,397
Ratio of expenses to average net assets(e)	0.96%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest,
and borrowing expense on written options(e)	0.95%
Ratio of net investment income to average net assets(e)	(0.70)%
Portfolio turnover rate(d)(f)	53%

(a)	Inception date of the Fund was October 7, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The VistaShares Target 15 ACKtivist Distribution ETF and VistaShares Target 15 DRUKMacro Distribution ETF are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”) .. The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and VistaShares Advisors LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The VistaShares Target 15 ACKtivist Distribution ETF commenced operations on September 8, 2025 and the VistaShares Target 15 DRUKMacro Distribution ETF commenced operations on October 27, 2025.

The investment objective of each of the VistaShares Target 15 ACKtivist Distribution ETF and the VistaShares Target 15 DRUKMacro Distribution ETF is to seek income. The secondary investment objective of each of the VistaShares Target 15 ACKtivist Distribution ETF and the VistaShares Target 15 DRUKMacro Distribution ETF is to seek long term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair

Notes to Financial Statements

January 31, 2026 (Unaudited)

valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of January 31, 2026:

VistaShares Target 15 ACKtivist Distribution ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,287,839	$–	$–	$21,287,839
Purchased Options	–	11,433,264	–	11,433,264
Money Market Funds	18,690,921	–	–	18,690,921
Total Investments	$39,978,760	$11,433,264	$–	$51,412,024
Liabilities:
Investments:
Written Options	–	(705,747)	–	(705,747)
Total Investments	$–	$(705,747)	$–	$(705,747)

Notes to Financial Statements

January 31, 2026 (Unaudited)

VistaShares Target 15 DRUKMacro Distribution ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$15,910,390	$–	$–	$15,910,390
Purchased Options	–	1,580,872	–	1,580,872
Money Market Funds	2,820,230	–	–	2,820,230
Total Investments	$18,730,620	$1,580,872	$–	$20,311,492
Liabilities:
Investments:
Written Options	–	(462,870)	–	(462,870)
Total Investments	$–	$(462,870)	$–	$(462,870)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivatives Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options) . Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Notes to Financial Statements

January 31, 2026 (Unaudited)

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to Financial Statements

January 31, 2026 (Unaudited)

For the period ended January 31, 2026, the Funds’ monthly average notional amounts are described below:

VistaShares Target 15 ACKtivist Distribution ETF

Average Notional Amount
Purchased Options	$45,725,122
Written Options	$(37,703,356)

VistaShares Target 15 DRUKMacro Distribution ETF

Average Notional Amount
Purchased Options	$6,817,717
Written Options	$(5,959,181)

Statements of Assets and Liabilities

Fair value of derivative instruments as of January 31, 2026:

		Asset Derivatives as of January 31, 2026		Asset Derivatives as of January 31, 2026
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
VistaShares Target 15 ACKtivist Distribution ETF
	Equity Contracts:
	Purchased Options	Investments, at value	$1,580,872	None	$–
	Written Options	None	$–	Written option contracts, at value	$462,870

VistaShares Target 15 DRUKMacro Distribution ETF
	Equity Contracts:
	Purchased Options	Investments, at value	$11,433,264	None	$–
	Written Options	None	$–	Written option contracts, at value	$705,747

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2026:

Notes to Financial Statements

January 31, 2026 (Unaudited)

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

VistaShares Target 15 ACKtivist Distribution ETF
	Equity Contracts:
	Purchased Options	Net realized and change in unrealized gain (loss) from Investments in unaffiliated securities	$(1,060,624)	$(317,894)
	Written Options	Net realized and change in unrealized gain (loss) from Written option contracts	$(160,116)	$140,292

VistaShares Target 15 DRUKMacro Distribution ETF
	Equity Contracts:
	Purchased Options	Net realized and change in unrealized gain (loss) from Investments in unaffiliated securities	$71,141	$(364,833)
	Written Options	Net realized and change in unrealized gain (loss) from Written option contracts	$207,205	$586,543

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may

Notes to Financial Statements

January 31, 2026 (Unaudited)

retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Funds’ counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Funds’ clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on the Funds’ behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on the Funds’ behalf, the Funds may be unable to effectively implement their investment strategy.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Funds from achieving their investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

•	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the relevant Underlying Securities. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an

Notes to Financial Statements

January 31, 2026 (Unaudited)

option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds may continuously maintain indirect exposure to one or more of the Underlying Securities through the use of options contracts, as the options contracts they hold are exercised or expire they will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

•	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve their investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Funds’ investment objective and to identify counterparties for those swap agreements. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Funds’ return.

The swap agreements in which the Funds invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an underlying security has a dramatic move that causes a material decline in the Funds’ net assets, the terms of a swap agreement between the Fund and their counterparty may permit the counterparty to immediately close out the swap transaction with the Funds. In that event, the Funds could be forced to invest directly in the underlying security at a potentially unfavorable time.

Index/Strategy Risks. The Index’s holdings are derived from publicly available data, which may be delayed relative to the then -current portfolio of Duquesne. Consequently, the Funds’ holdings, which are based on the Index, may not accurately reflect Duquesne’s most recent publicly-disclosed investment positions and may deviate substantially from its actual current portfolio. The equity securities represented in the Index are subject to a range of risks, including, but not limited to, fluctuations in market conditions, increased competition, and evolving regulatory environments, all of which could adversely affect their performance. Moreover, while the Funds seek to incorporate aspects of Duquesne’s investment philosophy, past performance of the companies included in the Index does not guarantee future results. There is no assurance that these companies will deliver positive performance or generate long-term capital appreciation.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

Notes to Financial Statements

January 31, 2026 (Unaudited)

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
VistaShares Target 15 ACKtivist	0.95%
Distribution ETF
VistaShares Target 15 DRUKMacro	0.95%
Distribution ETF

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended January 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub- Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

Notes to Financial Statements

January 31, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
VistaShares Target 15 ACKtivist	$45,870,660	$55,661,335
Distribution ETF
VistaShares Target 15	3,615,056	6,430,201
DRUKMacro Distribution ETF

Notes to Financial Statements

January 31, 2026 (Unaudited)

For the period ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
VistaShares Target 15 ACKtivist	$40,532,356	$503,446
Distribution ETF
VistaShares Target 15	19,685,310	540,468
DRUKMacro Distribution ETF

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended January 31, 2026. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the period ended January 31, 2026 (estimated), the tax character of distributions were as follows:

Distributions paid from:	VistaShares Target 15 ACKtivist Distribution ETF	VistaShares Target 15 DRUKMacro Distribution ETF
Ordinary Income	$2,472,849	$306,873

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such

Notes to Financial Statements

January 31, 2026 (Unaudited)

fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 1, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of VistaShares Advisors LLC (“VistaShares”) with respect to the VistaShares ETFs.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on August 1, 2025. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees,unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.